Lease prepayments (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments		₨ 1,344,845	$ 20,677	₨ 1,017,623
Land and buildings [member]
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	[1]	₨ 1,344,845		₨ 1,017,623

[1]	Includes ₹ 1,321,247 (March 2017:₹ 988,599) paid for acquiring leasehold rights of land for construction of Data Centers.